Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Income Taxes [line items]
Income tax expense	$ 2,234	$ 1,928	[1]	$ 2,350	[1]
Effective tax rate	25.20%	18.60%		28.60%
Benefit from a reorganization which resulted in the utilization of current year and carry forward interests		$ 350

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.